Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net revenue from sales	R$ 45,437,950	R$ 44,362,120	R$ 47,912,039
Costs of sales of products and services	(33,475,189)	(31,054,016)	(25,837,475)
Gross profit	11,962,761	13,308,104	22,074,564
Operating income (expenses)	(6,776,012)	(5,666,642)	(1,534,602)
Selling expenses	(3,729,089)	(2,575,818)	(2,372,298)
General and administrative expenses	(760,894)	(674,119)	(587,148)
Equity earnings of affiliated companies	351,131	237,917	182,504
Other operating income	450,016	253,233	2,958,372
Other operating expenses	(3,087,176)	(2,907,855)	(1,716,032)
Profit before financial results and income taxes	5,186,749	7,641,462	20,539,962
Financial income	1,655,747	(78,220)	1,167,184
Financial expenses	(5,807,129)	(3,436,805)	(3,111,368)
Profit before income taxes	1,035,367	4,126,437	18,595,778
Income tax and social contribution	(632,718)	(1,958,739)	(5,000,157)
Net income for the period	402,649	2,167,698	13,595,621
Net income for the year attributed to:
Controlling interests	(318,206)	1,554,060	12,258,628
Non-controlling interests	R$ 720,855	R$ 613,638	R$ 1,336,993
Basic earnings per share	R$ (0.23996)	R$ 1.17108	R$ 8.90654
Diluted earnings per share	R$ (0.23996)	R$ 1.17108	R$ 8.90654